Consolidated Income Statements ₨ in Millions, £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2021 INR (₨) ₨ / shares	Mar. 31, 2020 INR (₨) ₨ / shares	Mar. 31, 2019 INR (₨) ₨ / shares
Statement [line items]
Revenues	$ 33,390.1	₨ 2,441,151.0	₨ 2,556,123.4	₨ 2,959,666.9
Finance revenues	553.7	40,480.4	38,127.8	33,995.5
Total revenues	33,943.8	2,481,631.4	2,594,251.2	2,993,662.4
Change in inventories of finished goods and work-in-progress	640.7	46,841.6	22,311.9	20,532.8
Purchase of products for sale	1,675.6	122,500.9	122,283.5	132,588.3
Raw materials, components, and consumables	19,335.8	1,413,642.9	1,525,964.3	1,809,875.4
Employee cost	3,844.7	281,083.7	308,372.8	346,261.1
Defined benefit pension plan amendment cost/(credit)	11.6	848.1		1,479.3
Depreciation and amortization	3,141.0	229,638.1	207,632.1	230,197.8
Other expenses	6,436.3	470,557.1	601,339.1	657,298.7
Impairment losses in Jaguar Land Rover				278,379.1
Restructuring cost at JLR – Assets write downs, employees and third party obligations	2,050.9	149,943.0
Provision/(reversal of provision) for onerous contracts	(90.7)	(6,630.0)	7,770.0
Expenditure capitalized	(1,757.5)	(128,491.2)	(175,033.8)	(196,595.6)
Loss/(gain) on sale/write off of assets and others (net)	42.3	3,094.6	3,131.9	13,186.7
Other (income)/loss (net)	(579.5)	(42,368.1)	(16,009.4)	(35,438.7)
Foreign exchange (gain)/loss (net)	(250.2)	(18,293.3)	16,985.4	5,824.2
Interest income	(67.4)	(4,925.3)	(11,696.9)	(7,864.6)
Interest expense (net)	1,105.7	80,840.5	72,553.1	57,586.0
Share of (profit)/loss of equity accounted investees (net)	51.8	3,789.6	10,000.0	(2,095.0)
Net income/(loss) before tax	(1,596.5)	(116,727.3)	(109,339.6)	(317,553.1)
Income tax (expense)/credit	(347.6)	(25,410.7)	(3,644.5)	25,425.0
Net income/(loss)	(1,944.1)	(142,138.0)	(112,984.1)	(292,128.1)
Attributable to:
Shareholders of Tata Motors Limited	(1,951.8)	(142,700.9)	(113,940.3)	(293,142.7)
Non-controlling interests	7.7	562.9	956.2	1,014.6
Jaguar Land Rover Limited [Member]
Statement [line items]
Impairment losses in Jaguar Land Rover				₨ 278,379.1
Passenger vehicle segment [member]
Statement [line items]
Impairment /(reversal of impairment) losses in Passenger Vehicle business	$ (50.8)	(3,713.5)	4,454.8
Impairment losses of assets in subsidiaries		₨ (3,713.5)	4,454.8
Subsidiaries [member]
Statement [line items]
Impairment losses in Jaguar Land Rover			3,532.0
Impairment losses of assets in subsidiaries			₨ 3,532.0
Ordinary shares [Member]
Earnings per share:
Basic | (per share)	$ (0.5)	₨ (39.2)	₨ (32.9)	₨ (86.3)
Diluted | (per share)	(0.5)	(39.2)	(32.9)	(86.3)
'A' Ordinary shares [Member]
Earnings per share:
Basic | (per share)	(0.5)	(39.2)	(32.9)	(86.3)
Diluted | (per share)	$ (0.5)	₨ (39.2)	₨ (32.9)	₨ (86.3)